Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Abstract]
Intangible assets	$ 290,000	$ 150,000
Less: accumulated amortization	(27,500)
Total intangible assets, net	$ 262,500	$ 150,000